Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.4%
		Basic Industry - Chemicals—0.6%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$659,425
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	543,318
		TOTAL	1,202,743
		Basic Industry - Metals & Mining—1.5%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	237,115
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	668,724
470,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	491,242
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,057,117
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	327,717
		TOTAL	2,781,915
		Capital Goods - Aerospace & Defense—2.5%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	627,097
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	271,073
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	294,669
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	575,441
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	427,179
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.500%, 11/23/2020	271,252
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	304,284
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	515,824
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	324,796
910,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.893% (3-month USLIBOR +1.735%), 2/15/2042	689,903
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	315,632
		TOTAL	4,617,150
		Capital Goods - Building Materials—0.9%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	167,000
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	811,977
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	304,968
80,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	81,595
275,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	298,075
		TOTAL	1,663,615
		Capital Goods - Construction Machinery—1.2%
500,000	[2]	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	520,460
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	613,696
750,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	764,050
310,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	335,731
		TOTAL	2,233,937
		Capital Goods - Diversified Manufacturing—3.0%
700,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	696,237
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	757,772
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	441,284
600,000		General Electric Capital Corp., Sub. Note, 5.300%, 2/11/2021	620,078
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,007,182
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	262,628
875,000	[2]	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	936,255

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$800,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	$906,064
		TOTAL	5,627,500
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	526,736
		Communications - Cable & Satellite—2.5%
567,000		CCO Safari II LLC, 4.464%, 7/23/2022	597,112
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,099,812
600,000	[2]	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	597,910
730,000		Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	748,317
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	317,283
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	817,222
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	473,884
		TOTAL	4,651,540
		Communications - Media & Entertainment—1.1%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	321,277
750,000		CBS Corp., 3.700%, 8/15/2024	785,084
250,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	254,189
250,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	260,752
400,000		Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	456,939
		TOTAL	2,078,241
		Communications - Telecom Wireless—1.0%
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	622,062
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	308,265
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	360,387
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	219,540
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	427,534
		TOTAL	1,937,788
		Communications - Telecom Wirelines—1.9%
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	470,247
750,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	816,822
450,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	469,863
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	346,690
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	647,962
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	822,528
		TOTAL	3,574,112
		Consumer Cyclical - Automotive—3.0%
700,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	723,851
500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	535,150
250,000	[2]	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	250,601
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	251,232
920,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	946,670
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	505,256
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	304,051
1,025,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	1,030,730
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	671,973
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	319,857
		TOTAL	5,539,371
		Consumer Cyclical - Leisure—0.4%
658,682		Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	679,345

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—0.2%
$450,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	$464,625
		Consumer Cyclical - Retailers—2.5%
250,000		CVS Health Corp., Sr. Unsecd. Note, 3.350%, 3/9/2021	254,133
580,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	604,060
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,396,446
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	216,303
600,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	622,701
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	530,547
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	497,419
560,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	589,994
		TOTAL	4,711,603
		Consumer Cyclical - Services—2.9%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	519,819
500,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	508,956
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	180,829
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	818,639
500,000		Expedia, Inc., 4.500%, 8/15/2024	542,666
350,000		Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	361,061
325,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	342,404
470,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	506,627
135,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	140,042
1,000,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	1,029,452
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	565,533
		TOTAL	5,516,028
		Consumer Non-Cyclical - Food/Beverage—7.7%
750,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/2021	757,289
449,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	467,046
750,000	[2]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	874,068
800,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	846,740
1,000,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	1,139,531
750,000	[2]	Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	749,096
340,000		Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	348,362
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	389,218
330,000	[2]	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	347,605
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	520,249
660,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	686,765
1,050,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,066,571
700,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	741,150
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	491,875
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	891,246
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,036,956
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	605,358
250,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.000%, 4/15/2021	251,004
380,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	376,457
240,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	240,852
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	62,211
515,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	541,129
370,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	392,320

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	$529,139
		TOTAL	14,352,237
		Consumer Non-Cyclical - Health Care—2.2%
210,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	208,190
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	988,549
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	355,019
500,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	507,804
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	783,589
450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	450,495
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	257,762
500,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.000%, 4/15/2023	514,898
		TOTAL	4,066,306
		Consumer Non-Cyclical - Pharmaceuticals—3.8%
300,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	305,513
210,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	220,901
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	494,002
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	312,202
67,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	71,144
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	624,840
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,045,376
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	213,689
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2020	181,321
320,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	342,444
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	502,831
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	367,311
200,000		Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	251,292
310,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	335,960
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	235,926
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	542,575
900,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	825,750
300,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	210,750
		TOTAL	7,083,827
		Consumer Non-Cyclical - Products—1.0%
575,000		Church and Dwight, Inc., Sr. Unsecd. Note, 2.450%, 8/1/2022	576,936
1,250,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	1,258,183
		TOTAL	1,835,119
		Consumer Non-Cyclical - Supermarkets—0.4%
610,000		Kroger Co., Bond, 6.900%, 4/15/2038	801,285
		Consumer Non-Cyclical - Tobacco—1.0%
800,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	855,845
290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	302,180
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	320,299
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	446,800
		TOTAL	1,925,124
		Energy - Independent—1.9%
94,000		Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	95,728
500,000		Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	513,250
420,000	[2]	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	427,929
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	509,602

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$250,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	$262,881
215,000	[2]	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	226,508
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	494,330
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	100,871
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	1,018,864
		TOTAL	3,649,963
		Energy - Integrated—2.8%
700,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.750%, 5/10/2023	715,530
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	540,688
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	535,299
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	754,502
585,000	[2]	Husky Energy, Inc., 4.000%, 4/15/2024	613,129
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	252,964
800,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 1/21/2021	825,608
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	180,469
525,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	525,353
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	339,068
		TOTAL	5,282,610
		Energy - Midstream—3.3%
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	531,595
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	609,236
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	494,773
900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	925,891
500,000		MPLX LP, Sr. Unsecd. Note, 144A, 3.500%, 12/1/2022	514,585
350,000		MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	359,545
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	417,139
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	361,422
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	626,203
540,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	545,000
300,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	314,551
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	386,031
		TOTAL	6,085,971
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	320,136
		Energy - Refining—0.4%
215,000		Valero Energy Corp., 7.500%, 4/15/2032	293,190
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	434,268
		TOTAL	727,458
		Financial Institution - Banking—21.0%
750,000	[2]	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	775,125
500,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	508,270
800,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	847,151
245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	248,728
250,000		Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	251,495
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,332,360
1,450,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	1,470,859
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	520,224
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	557,680
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	304,226

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	$577,491
600,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	612,169
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	359,467
500,000		Citigroup, Inc., 4.125%, 7/25/2028	538,768
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	760,581
730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	763,715
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	530,608
500,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	546,380
150,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	157,779
500,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	535,280
660,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	685,135
300,000		Comerica, Inc., 3.800%, 7/22/2026	318,093
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.500%, 6/11/2021	508,392
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	521,067
385,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	406,130
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	630,766
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	505,668
1,250,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,301,255
500,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	545,892
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	536,426
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,057,757
250,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	256,095
1,000,000	[2]	JPMorgan Chase & Co., 3.250%, 9/23/2022	1,034,216
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	536,013
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	566,010
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,035,224
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,066,097
408,000	[2]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	417,030
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	257,743
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	256,248
1,940,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.777% (3-month USLIBOR +0.640%), 12/1/2021	1,939,327
750,000		Morgan Stanley, Sec. Fac. Bond, 2.750%, 5/19/2022	761,059
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,057,691
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.750%, 1/25/2021	1,014,617
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	513,237
250,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	280,331
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,053,710
320,000		PNC Bank NA, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	320,395
500,000		PNC Bank NA, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	503,221
640,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	648,050
230,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	242,784
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	254,197
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	735,069
500,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	512,810
200,000		SunTrust Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	207,732
600,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	617,619
750,000	[2]	US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	798,679
500,000		Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	515,822
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	636,408

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	$1,528,702
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	530,108
		TOTAL	39,311,181
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
170,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	170,339
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	388,405
220,000	[2]	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	234,727
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	230,990
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	273,893
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	217,959
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	410,935
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	192,051
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	532,682
		TOTAL	2,651,981
		Financial Institution - Finance Companies—2.1%
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	522,077
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.950%, 11/6/2024	530,713
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	266,293
1,966,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,961,742
600,000		GE Capital International Funding Co., Sr. Unsecd. Note, 4.418%, 11/15/2035	630,405
		TOTAL	3,911,230
		Financial Institution - Insurance - Health—0.8%
300,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	314,008
650,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	713,885
405,000	[2]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	436,166
		TOTAL	1,464,059
		Financial Institution - Insurance - Life—1.1%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	374,669
200,000		AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	200,598
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	856,718
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	303,823
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	293,211
		TOTAL	2,029,019
		Financial Institution - Insurance - P&C—0.9%
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	201,087
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	259,410
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	102,754
250,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	255,654
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	317,318
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	519,286
		TOTAL	1,655,509
		Financial Institution - REIT - Apartment—1.2%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	418,409
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	526,005
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	565,754
300,000		UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	313,963
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	508,903
		TOTAL	2,333,034

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—0.7%
$500,000		Healthcare Trust of America, 3.700%, 4/15/2023	$517,177
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	759,592
		TOTAL	1,276,769
		Financial Institution - REIT - Office—0.6%
640,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	683,372
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	498,257
		TOTAL	1,181,629
		Financial Institution - REIT - Other—0.6%
320,000		Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	357,912
300,000		ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	323,097
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	481,502
		TOTAL	1,162,511
		Financial Institution - REIT - Retail—0.5%
396,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	401,767
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	103,444
450,000		Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	468,839
		TOTAL	974,050
		Sovereign—0.5%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	337,539
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	676,235
		TOTAL	1,013,774
		Technology—7.1%
500,000	[2]	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	527,618
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	660,789
900,000		Apple, Inc., Sr. Unsecd. Note, 3.200%, 5/13/2025	954,141
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	152,103
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	364,456
230,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	235,477
280,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	281,697
700,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	712,909
700,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	789,979
345,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	345,841
80,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	84,029
83,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	88,444
600,000	[2]	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	682,535
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	234,189
500,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	553,344
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	690,784
500,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	542,272
460,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	496,585
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	342,235
500,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	531,977
500,000	[2]	Microsoft Corp., Sr. Unsecd. Note, 1.550%, 8/8/2021	498,036
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	765,735
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	198,466
750,000	[2]	Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	792,036
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	315,258
350,000		Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	357,440
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	287,394

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	$204,804
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	661,765
		TOTAL	13,352,338
		Transportation - Railroads—1.1%
8,961		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	9,199
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,127,724
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	870,855
		TOTAL	2,007,778
		Transportation - Services—1.2%
550,000		FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	547,898
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	255,242
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	312,165
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	270,164
125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	125,013
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	283,654
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	153,581
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	255,472
		TOTAL	2,203,189
		Utility - Electric—6.0%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	328,341
420,000		Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	422,293
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	387,920
500,000	[2]	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	529,578
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	209,830
560,000	[2]	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	573,722
250,000		Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	248,952
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	517,617
1,000,000		Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	1,038,215
180,000		Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	181,103
470,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	476,399
380,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	415,425
270,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	269,181
240,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	244,128
235,000		Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	243,313
600,000	[2]	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	606,074
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	144,907
375,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.900%, 4/1/2022	382,132
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	318,300
110,000		NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	111,386
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	525,015
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	617,142
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	436,627
250,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	249,317
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	258,494
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	816,136
120,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	122,730
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	478,920
		TOTAL	11,153,197

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—1.2%
$1,000,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	$1,030,218
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	617,192
250,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	254,200
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	307,012
	TOTAL	2,208,622
	Utility - Natural Gas Distributor—0.2%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	451,988
	TOTAL CORPORATE BONDS (IDENTIFIED COST $176,480,449)	184,278,143
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
729	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	848
	Federal National Mortgage Association—0.0%
3	Federal National Mortgage Association, Pool 50276, 9.500%, 2/1/2020	3
	Government National Mortgage Association—0.1%
1,646	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	1,758
2,211	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,460
3,140	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	3,523
4,385	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	4,884
6,797	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	7,566
4,564	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	5,174
1,088	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	1,228
3,209	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,663
11,486	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	13,047
8,011	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	9,138
17,582	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	20,084
810	Government National Mortgage Association, Pool 493514, 8.000%, 9/15/2030	870
4,601	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	5,303
	TOTAL	78,698
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $70,326)	79,549
	FOREIGN GOVERNMENTS/AGENCY—0.1%
	Sovereign—0.1%
225,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021 (IDENTIFIED COST $224,809)	232,877
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Commercial Mortgage—0.0%
52,378	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.483%, 8/15/2039 (IDENTIFIED COST $51,970)	52,596
	REPURCHASE AGREEMENTS—3.1%
1,079,000	Interest in $667,000,000 joint repurchase agreement 2.30%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466.	1,079,000

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
$4,755,085	Interest in $667,000,000 joint repurchase agreement 2.30%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466 (purchased with proceeds from securities lending collateral).	$4,755,085
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,834,085)	5,834,085
	TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $182,661,639)	190,477,250
	OTHER ASSETS AND LIABILITIES—NET - (1.7)%[3]	(3,188,627)
	TOTAL NET ASSETS—100%	$187,288,623
At September 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury Note 10-Year Long Futures	85	$11,076,563	December 2019	$(111,090)
4U.S. Treasury Long Bond Short Futures	23	$3,733,188	December 2019	$55,831
4U.S. Treasury Ultra Bond Short Futures	7	$1,343,344	December 2019	$27,383
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(27,876)
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,361,488 and $5,639,660, respectively. This is based on the contracts held as of each month-end throughout nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$4,610,481	$4,755,085
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$184,278,143	$—	$184,278,143
Mortgage-Backed Securities	—	79,549	—	79,549
Foreign Governments/Agency	—	232,877	—	232,877
Collateralized Mortgage Obligation	—	52,596	—	52,596
Repurchase Agreements	—	5,834,085	—	5,834,085
TOTAL SECURITIES	$—	$190,477,250	$—	$190,477,250
Other Financial Instruments[1]
Assets	$83,214	$—	$—	$83,214
Liabilities	(111,090)	—	—	(111,090)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(27,876)	$—	$—	$(27,876)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust